Summary of Significant Accounting Policies - Summary of Total Accounts and Notes Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Trade	$ 281,640	$ 270,498
Notes receivable	500	244
Allowance for doubtful accounts	(11,188)	(12,853)
Total accounts and notes receivable, net of allowance for bad debt	$ 270,952	$ 257,889